UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc. (f/k/a Prudential Sector Funds, Inc., d/b/a JennisonDryden Sector Funds)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2010

Date of reporting period:	5/31/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	MAY 31, 2010

Prudential Financial Services Fund

(Formerly known as Dryden Financial Services Fund)

Fund Type Sector stock Objective Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

July 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden Financial Services Fund to the Prudential Financial Services Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Financial Services Fund

Prudential Financial Services Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.39%; Class B, 2.09%; Class C, 2.09%; Class Z, 1.09%.

Cumulative Total Returns (Without Sales Charges) as of 5/31/10
	Six Months	One Year	Five Years	Ten Years
Class A	–4.81%	19.37%	41.46%	121.57%
Class B	–5.14	18.60	36.30	105.82
Class C	–5.14	18.60	36.30	105.82
Class Z	–4.64	19.75	43.31	127.52
MSCI World Financials ex-Real Estate Index	–10.21	9.42	–29.72	–15.77
S&P Composite 1500 Index	1.84	22.52	3.61	–0.56
Lipper Global Financial Services Funds Avg.	–5.30	13.00	–14.83	60.33

Average Annual Total Returns (With Sales Charges) as of 6/30/10
		One Year	Five Years	Ten Years
Class A		11.41%	4.83%	7.98%
Class B		12.12	5.12	7.80
Class C		16.12	5.26	7.80
Class Z		18.42	6.32	8.90
MSCI World Financials ex-Real Estate Index		6.13	–7.88	–2.15
S&P Composite 1500 Index		15.57	–0.49	–0.86
Lipper Global Financial Services Funds Avg.		8.56	–5.53	2.60

Source: Prudential Investments LLC, MSCI, and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

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The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

MSCI World Financials ex-Real Estate Index

MSCI World Financials ex-Real Estate Index (also referred to as MSCI Finance ex-Real Estate Index) is an unmanaged, cap-weighted index that monitors the performance of financial stocks from around the world. This index excludes real estate.

S&P Composite

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index which gives a broad look at how U.S. stock prices have performed.

The Lipper Global Financial Services Funds Average

The Lipper Global Financial Services Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms.

An investor cannot invest directly in an index or average. The returns for the MSCI World Financials ex-Real Estate Index and the S&P Composite 1500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/10
BNP Paribas (France), Commercial Banks	4.1%
UBS AG (Switzerland), Capital Markets	4.1
DnB NOR ASA (Norway), Commercial Banks	3.9
Standard Chartered PLC (United Kingdom), Commercial Banks	3.9
Toronto-Dominion Bank (The) (Canada), Commercial Banks	3.8

Holdings reflect only long-term investments and are subject to change.

Prudential Financial Services Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 5/31/10
Commercial Banks	54.0%
Insurance	15.9
Capital Markets	12.7
Diversified Financial Services	7.8
Thrifts & Mortgage Finance	2.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2009, at the beginning of the period, and held through the six-month period ended May 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Financial Services Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Financial Services Fund		Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$951.90	1.39%	$6.76
	Hypothetical	$1,000.00	$1,018.00	1.39%	$6.99

Class B	Actual	$1,000.00	$948.60	2.09%	$10.15
	Hypothetical	$1,000.00	$1,014.51	2.09%	$10.50

Class C	Actual	$1,000.00	$948.60	2.09%	$10.15
	Hypothetical	$1,000.00	$1,014.51	2.09%	$10.50

Class Z	Actual	$1,000.00	$953.60	1.09%	$5.31
	Hypothetical	$1,000.00	$1,019.50	1.09%	$5.49

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2010, and divided by the 365 days in the Fund's fiscal year ending November 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.0%
COMMON STOCKS

Capital Markets 12.7%
1,297,714	Aberdeen Asset Management PLC (United Kingdom)	$2,646,135
111,100	Ameriprise Financial, Inc.	4,420,669
100,046	Julius Baer Group Ltd. (Switzerland)	2,899,884
804,053	Man Group PLC (United Kingdom)	2,706,960
449,225	UBS AG (Switzerland)(a)	6,018,344
238	Verwaltungs-und Privat-Bank AG (Liechtenstein)	24,124

		18,716,116

Commercial Banks 54.0%
1,244,600	Bangkok Bank PCL (Thailand)	4,664,144
62,287	BankNordik P/F (Faroe Islands)(a)	1,561,554
112,600	Bank of Nova Scotia (Canada)	5,162,438
10,107	Banque Cantonale Vaudoise (Switzerland)	3,901,727
106,723	BNP Paribas (France)	6,063,003
21,600	Citizens & Northern Corp.	273,024
340,678	Credito Emiliano SpA (Italy)	1,893,817
3,965,600	Dah Sing Banking Group Ltd. (Hong Kong)(a)	4,878,388
585,000	DnB NOR ASA (Norway)	5,817,037
16,106	Gronlandsbanken (Denmark)(a)	1,115,714
302,060	Itau Unibanco Holding SA, ADR (Brazil)	5,560,925
561,922	Karnataka Bank Ltd. (India)	2,073,334
1,493,300	Metropolitan Bank & Trust Co. (Philippines)	1,858,343
602,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2,920,273
99,100	National Bank of Canada (Canada)	5,455,962
4,946	Ringkjoebing Landbobank A/S (Denmark)(a)	465,807
1,456,900	Security Bank Corp. (Philippines)	1,939,170
100,850	Societe Generale (France)	4,337,701
242,854	Standard Chartered PLC (United Kingdom)	5,749,208
34,176	State Bank of India (India)	1,673,072
46,800	Sterling Bancorp (Class N Stock)	447,876
81,800	Toronto-Dominion Bank (The) (Canada)	5,576,919
493,728	UCO Bank (India)	840,547
73,727	Vestjysk Bank A/S (Denmark)(a)	991,061
165,000	Wells Fargo & Co.	4,733,850

		79,954,894

Consumer Finance 1.3%
145,900	Discover Financial Services	1,962,355

See Notes to Financial Statements.

Prudential Financial Services Fund	7

Portfolio of Investments

as of May 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services 7.8%
243,900	Bank of America Corp.	$3,838,986
45,817	Deutsche Boerse AG (Germany)	2,806,706
159,300	ING Groep NV, ADR (Netherlands)(b)	1,261,656
731	Osaka Securities Exchange Co. Ltd. (Japan)	3,606,352

		11,513,700

Insurance 15.9%
92,800	ACE Ltd.	4,562,048
97,800	Allstate Corp. (The)	2,995,614
184,600	Hartford Financial Services Group, Inc. (The)	4,627,922
608,222	Prudential PLC (United Kingdom)	4,762,936
48,136	Tryg A/S (Denmark)	2,616,022
171,600	Unum Group	3,963,960

		23,528,502

IT Services 2.0%
109,500	Euronet Worldwide, Inc.(a)	1,439,925
43,400	Lender Processing Services, Inc.	1,472,996

		2,912,921

Thrifts & Mortgage Finance 2.3%
328,728	Beneficial Mutual Bancorp, Inc.(a)	3,389,186

	Total long-term investments (cost $118,098,194)	141,977,674

SHORT-TERM INVESTMENT

Affiliated Money Market Mutual Fund 4.8%
7,071,361	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,071,361; includes $1,335,166 of cash collateral received for security on loan) (Note 3)(c)(d)	7,071,361

	Total Investments 100.8% (cost $125,169,555; Note 5)	149,049,035
	Liabilities in excess of other assets (0.8%)	(1,140,781)

	Net Assets 100.0%	$147,908,254

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

See Notes to Financial Statements.

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(a)	Non-income producing security.
(b)	A portion of security is on loan. The aggregate market value of such security on loan is $1,243,440; cash collateral of $1,335,166 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for security on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$5,560,925	$—	$—
Canada	16,195,319	—	—
Denmark	5,188,604	—	—
Faroe Islands	1,561,554	—	—
France	10,400,704	—	—
Germany	2,806,706	—	—
Hong Kong	4,878,388	—	—
India	4,586,953	—	—
Italy	1,893,817	—	—
Japan	6,526,625	—	—
Liechtenstein	24,124	—	—
Netherlands	1,261,656	—	—
Norway	5,817,037	—	—
Philippines	3,797,513	—	—
Switzerland	12,819,955	—	—
Thailand	4,664,144	—	—

See Notes to Financial Statements.

Prudential Financial Services Fund	9

Portfolio of Investments

as of May 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
United Kingdom	$15,865,239	$—	$—
United States	38,128,411	—	—
Affiliated Money Market Mutual Fund	7,071,361	—	—

Total	$149,049,035	$—	$—

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2010 were as follows:

United States	30.6%
Canada	10.9
United Kingdom	10.7
Switzerland	8.6
France	7.0
Japan	4.4
Norway	3.9
Brazil	3.8
Denmark	3.5
Hong Kong	3.3
Thailand	3.2
India	3.1
Philippines	2.6
Germany	1.9
Italy	1.3
Faroe Islands	1.1
Netherlands	0.9

100.8
Liabilities in excess of other assets	(0.8)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of May 31, 2010, accordingly no derivative positions were presented in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Equity Rights
Equity contracts	$441,428

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Equity Rights
Equity contracts	$(455,337)

See Notes to Financial Statements.

Prudential Financial Services Fund	11

Statement of Assets and Liabilities

as of May 31, 2010 (Unaudited)

Assets
Investments at value, including security on loan of $1,243,440:
Unaffiliated Investments (cost $118,098,194)	$141,977,674
Affiliated Investments (cost $7,071,361)	7,071,361
Cash	29
Foreign currency, at value (cost $86,814)	86,929
Receivable for Fund shares sold	698,551
Dividends receivable	388,430
Receivable for investments sold	328,887
Foreign tax reclaim receivable	121,405
Prepaid expenses	510

Total assets	150,673,776

Liabilities
Payable to broker for collateral for security on loan	1,335,166
Payable for Fund shares reacquired	1,119,024
Management fee payable	99,129
Accrued expenses	81,229
Distribution fee payable	55,354
Payable for investments purchased	37,624
Foreign capital gains tax liability	22,997
Affiliated transfer agent fee payable	13,304
Deferred directors’ fees	1,695

Total liabilities	2,765,522

Net Assets	$147,908,254

Net assets were comprised of:
Common stock, at par	$132,557
Paid-in capital in excess of par	127,989,696

128,122,253
Undistributed net investment income	618,537
Accumulated net realized loss on investment and foreign currency transactions	(4,681,834)
Net unrealized appreciation on investments and foreign currencies (net of foreign capital gains taxes)	23,849,298

Net assets, May 31, 2010	$147,908,254

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($95,496,254 ÷ 8,442,829 shares of common stock issued and outstanding)	$11.31
Maximum sales charge (5.50% of offering price)	.66

Maximum offering price to public	$11.97

Class B
Net asset value, offering price and redemption price per share ($9,709,012 ÷ 920,409 shares of common stock issued and outstanding)	$10.55

Class C
Net asset value, offering price and redemption price per share ($23,825,468 ÷ 2,258,676 shares of common stock issued and outstanding)	$10.55

Class Z
Net asset value, offering price and redemption price per share ($18,877,520 ÷ 1,633,758 shares of common stock issued and outstanding)	$11.55

See Notes to Financial Statements.

Prudential Financial Services Fund	13

Statement of Operations

Six Months Ended May 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $201,700)	$1,818,007
Affiliated dividend income	7,099
Affiliated income from securities loaned, net	1,491

Total income	1,826,597

Expenses
Management fee	592,099
Distribution fee—Class A	153,534
Distribution fee—Class B	51,060
Distribution fee—Class C	132,300
Transfer agent’s fees and expenses (including affiliated expenses of $42,500) (Note 3)	131,000
Custodian’s fees and expenses	51,000
Registration fees	30,000
Reports to shareholders	21,000
Legal fees and expenses	11,000
Audit fee	10,000
Directors’ fees	7,000
Insurance	2,000
Miscellaneous	8,794

Total expenses	1,200,787

Net investment income	625,810

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	12,634,890
Foreign currency transactions	(22,493)

12,612,397

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $22,997)	(21,083,656)
Foreign currencies	(9,671)

(21,093,327)

Net loss on investment and foreign currency transactions	(8,480,930)

Net Decrease In Net Assets Resulting From Operations	$(7,855,120)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2010	Year Ended November 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$625,810	$243,054
Net realized gain (loss) on investment and foreign currency transactions	12,612,397	(123,721)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(21,093,327)	62,666,616

Net increase (decrease) in net assets resulting from operations	(7,855,120)	62,785,949

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	—	(126,951)
Class Z	—	(43,041)

	—	(169,992)

Tax return of capital distributions
Class A	—	(23,339)
Class Z	—	(4,041)

	—	(27,380)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	39,598,112	82,054,002
Net asset value of shares issued in reinvestment of dividends and distributions	—	179,140
Cost of shares reacquired	(43,012,928)	(48,140,302)

Net increase (decrease) in net assets from Fund share transactions	(3,414,816)	34,092,840

Total increase (decrease)	(11,269,936)	96,681,417

Net Assets
Beginning of period	159,178,190	62,496,773

End of period(a)	$147,908,254	$159,178,190

(a) Includes undistributed net investment income of:	$618,537	$—

See Notes to Financial Statements.

Prudential Financial Services Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company currently consists of three portfolios: Prudential Jennison Health Sciences Fund, Prudential Jennison Utility Fund and Prudential Financial Services Fund. These financial statements relate to Prudential Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30,1999.

On February 16, 2010, the Company and the three portfolios within the Company were renamed. The former name of the Company was the JennisonDryden Sector Funds, Inc. and the former names of the portfolios were the Jennison Health Sciences Fund, Jennison Utility Fund and Dryden Financial Services Fund.

The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity-related securities of companies in the financial services sector. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked

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prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Fund maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate

Prudential Financial Services Fund	17

Notes to Financial Statements

(Unaudited) continued

actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses

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realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level. Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends and interest and foreign capital gains tax is accrued in accordance with the Fund’s understanding of the applicable country’s tax

Prudential Financial Services Fund	19

Notes to Financial Statements

(Unaudited) continued

rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Wellington Management Company, LLP (“Wellington Management”). The subadvisory agreement provides that Wellington Management furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington Management assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Wellington Management, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended May 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

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PIMS has advised the Fund that it received $116,452 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2010, it received $10,000, $12,264 and $36,418 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2010, the Fund incurred approximately $70,800 in total networking fees, of which approximately $3,800 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2010, PIM has been compensated approximately $600 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Fund”), a portfolio of Prudential Investment Portfolios 2. The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2010, were $54,047,644 and $57,844,216, respectively.

Prudential Financial Services Fund	21

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$125,501,804	$27,473,939	$(3,926,708)	$23,547,231

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2009 of approximately $16,962,000 of which $15,583,000 expires in 2016 and $1,379,000 expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date. In addition, the Fund elected to treat post-October foreign currency losses of approximately $6,000 as having been incurred in the following year (November 30, 2010).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1%

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during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of $.01 par value per share common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2010:
Shares sold	2,036,636	$24,432,149
Shares reacquired	(2,253,157)	(26,475,063)

Net increase (decrease) in shares outstanding before conversion	(216,521)	(2,042,914)
Shares issued upon conversion from Class B	19,979	241,308

Net increase (decrease) in shares outstanding	(196,542)	$(1,801,606)

Year ended November 30, 2009:
Shares sold	5,511,851	$53,481,269
Shares issued in reinvestment of dividends and distributions	15,369	138,320
Shares reacquired	(3,554,997)	(33,838,462)

Net increase (decrease) in shares outstanding before conversion	1,972,223	19,781,127
Shares issued upon conversion from Class B	272,257	2,001,409

Net increase (decrease) in shares outstanding	2,244,480	$21,782,536

Class B
Six months ended May 31, 2010:
Shares sold	117,429	$1,312,761
Shares reacquired	(131,398)	(1,438,023)

Net increase (decrease) in shares outstanding before conversion	(13,969)	(125,262)
Shares reacquired upon conversion into Class A	(21,378)	(241,308)

Net increase (decrease) in shares outstanding	(35,347)	$(366,570)

Year ended November 30, 2009:
Shares sold	355,851	$3,202,496
Shares reacquired	(255,258)	(2,050,291)

Net increase (decrease) in shares outstanding before conversion	100,593	1,152,205
Shares reacquired upon conversion into Class A	(289,679)	(2,001,409)

Net increase (decrease) in shares outstanding	(189,086)	$(849,204)

Prudential Financial Services Fund	23

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended May 31, 2010:
Shares sold	391,348	$4,437,889
Shares reacquired	(581,055)	(6,537,401)

Net increase (decrease) in shares outstanding	(189,707)	$(2,099,512)

Year ended November 30, 2009:
Shares sold	1,313,982	$12,614,067
Shares reacquired	(705,613)	(5,966,771)

Net increase (decrease) in shares outstanding	608,369	6,647,296

Class Z
Six months ended May 31, 2010:
Shares sold	772,994	$9,415,313
Shares reacquired	(716,869)	(8,562,441)

Net increase (decrease) in shares outstanding	56,125	$852,872

Year ended November 30, 2009:
Shares sold	1,419,560	$12,756,170
Shares issued in reinvestment of dividends and distributions	4,456	40,820
Shares reacquired	(744,282)	(6,284,778)

Net increase (decrease) in shares outstanding	679,734	$6,512,212

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .15% of the unused portion of the SCA. The expiration date of the SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund utilized the line of credit during the six month period ended May 31, 2010. The average daily balance for the 4 days the Fund had loans outstanding during the reporting period was $430,750 at a weighted average interest rate of approximately 1.40%. At May 31, 2010, the Fund did not have an outstanding loan amount.

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Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Prudential Financial Services Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.85

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.59)

Total from investment operations	(.54)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Tax return of capital distributions	—

Total dividends and distributions	—

Net asset value, end of period	$11.31

Total Return(b):	(4.56)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$95,496
Average net assets (000)	$102,655
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.39	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.09	%(f)
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.09	%(f)
Net investment income	.91	%(f)
For Class A, B, C and Z shares:
Portfolio turnover rate	36	%(g)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through March 31, 2008.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2009(a)	2008(a)		2007(a)		2006(a)		2005

$6.18	$12.59		$12.61		$13.11		$13.47

.03	.03		.13		.07		.04
5.66	(4.27)		.07		2.25		.98

5.69	(4.24)		.20		2.32		1.02

(.02)	(.14)		—		—		(.11)
—	(2.03)		(.22)		(2.82)		(1.27)
— (e)	—		—		—		—

(.02)	(2.17)		(.22)		(2.82)		(1.38)

$11.85	$6.18		$12.59		$12.61		$13.11

92.19%	(40.57)%		1.47%		18.92%		8.31%

$102,363	$39,508		$53,329		$51,492		$28,162
$67,736	$47,123		$57,081		$34,156		$28,833

1.66%	2.19	%(d)	1.41	%(d)	1.52	%(d)	1.56	%(d)
1.36%	1.91%		1.16%		1.27%		1.31%
1.26%	1.28%		—		—		—
.37%	.32%		.96%		.52%		.31%

109%	176%		127%		72%		78%

See Notes to Financial Statements.

Prudential Financial Services Fund	27

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended May 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.09

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.55)

Total from investment operations	(.54)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$10.55

Total Return(b):	(4.87)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,709
Average net assets (000)	$10,242
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.09	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.09	%(d)
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.09	%(d)
Net investment income (loss)	.21	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended November 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$5.81	$11.93	$12.05	$12.74	$13.11

(.02)	(.03)	.02	(.05)	(.06)
5.30	(4.03)	.08	2.18	.97

5.28	(4.06)	.10	2.13	.91

—	(.03)	—	—	(.01)
—	(2.03)	(.22)	(2.82)	(1.27)

—	(2.06)	(.22)	(2.82)	(1.28)

$11.09	$5.81	$11.93	$12.05	$12.74

90.88%	(40.99)%	.70%	18.01%	7.46%

$10,599	$6,647	$19,978	$33,682	$53,329
$7,859	$11,730	$26,744	$47,402	$58,311

2.36%	2.91%	2.16%	2.27%	2.31%
1.36%	1.91%	1.16%	1.27%	1.31%
1.26%	1.28%	—	—	—
(.24)%	(.42)%	.17%	(.40)%	(.44)%

See Notes to Financial Statements.

Prudential Financial Services Fund	29

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended May 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.09

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.55)

Total from investment operations	(.54)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$10.55

Total Return(b):	(4.87)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,825
Average net assets (000)	$26,538
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.09	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.09	%(d)
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.09	%(d)
Net investment income (loss)	.18	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended November 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$5.81	$11.93	$12.05	$12.74	$13.11

(.03)	(.03)	.02	(.05)	(.06)
5.31	(4.03)	.08	2.18	.97

5.28	(4.06)	.10	2.13	.91

—	(.03)	—	—	(.01)
—	(2.03)	(.22)	(2.82)	(1.27)

—	(2.06)	(.22)	(2.82)	(1.28)

$11.09	$5.81	$11.93	$12.05	$12.74

90.88%	(40.99)%	.70%	18.01%	7.46%

$27,151	$10,690	$17,786	$22,375	$21,475
$16,910	$13,723	$21,205	$21,359	$23,086

2.36%	2.91%	2.16%	2.27%	2.31%
1.36%	1.91%	1.16%	1.27%	1.31%
1.26%	1.28%	—	—	—
(.35)%	(.40)%	.19%	(.40)%	(.44)%

See Notes to Financial Statements.

Prudential Financial Services Fund	31

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended May 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.08

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.61)

Total from investment operations	(.53)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Tax return of capital distributions	—

Total dividends and distributions	—

Net asset value, end of period	$11.55

Total Return(b):	(4.39)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,878
Average net assets (000)	$18,920
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.09	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.09	%(e)
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.09	%(e)
Net investment income	1.31	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$6.30	$12.78	$12.77	$13.22	$13.57

.06	.05	.16	.09	.08
5.76	(4.33)	.07	2.28	.99

5.82	(4.28)	.23	2.37	1.07

(.04)	(.17)	—	—	(.15)
—	(2.03)	(.22)	(2.82)	(1.27)
— (d)	—	—	—	—

(.04)	(2.20)	(.22)	(2.82)	(1.42)

$12.08	$6.30	$12.78	$12.77	$13.22

92.54%	(40.32)%	1.69%	19.16%	8.61%

$19,065	$5,652	$4,279	$3,855	$2,914
$11,837	$5,853	$4,347	$3,452	$2,902

1.36%	1.91%	1.16%	1.27%	1.31%
1.36%	1.91%	1.16%	1.27%	1.31%
1.26%	1.28%	—	—	—
.58%	.60%	1.22%	.71%	.57%

See Notes to Financial Statements.

Prudential Financial Services Fund	33

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	204,357,975.423	7,705,138.009

Linda W. Bynoe	204,139,405.639	7,923,707.793

Michael S. Hyland	204,275,144.613	7,787,968.819

Douglas H. McCorkindale	204,052,476.772	8,010,636.660

Stephen P. Munn	204,292,757.064	7,770,356.368

Richard A. Redeker	204,294,824.400	7,768,289.032

Robin B. Smith	204,001,770.087	8,061,343.345

Stephen G. Stoneburn	204,248,225.650	7,814,887.782

Judy A. Rice	204,289,646.219	7,773,467.213

Scott E. Benjamin	204,344,971.879	7,718,141.553

*	Results are for all funds within the same investment company.

34	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreeen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Wellington Management Company, LLP	75 State Street Boston, MA 02109

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Financial Services Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Financial Services Fund
Share Class	A	B	C	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PFSZX
CUSIP	74441P106	74441P205	74441P304	74441P403

MF188E2    0183015-00001-00

SEMIANNUAL REPORT	MAY 31, 2010

Prudential Jennison Health Sciences Fund

(Formerly known as Jennison Health Sciences Fund)

Fund Type Sector stock Objective Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, the Rock Prudential logo, Jennison Associates, and Jennison are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

July 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Health Sciences Fund to the Prudential Jennison Health Sciences Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Jennison Health Sciences Fund

Prudential Jennison Health Sciences Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Prudential Investments funds. Gross operating expenses: Class A, 1.25%; Class B, 1.95%; Class C, 1.95%; Class L, 1.45%; Class M, 1.95%; Class X, 1.95%; Class Z, 0.95%. Net operating expenses: Class A, 1.25%; Class B, 1.95%; Class C, 1.95%; Class L, 1.45%; Class M, 1.20%; Class X, 1.20%; Class Z, 0.95%.

Cumulative Total Returns (without sales charges) as of 5/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	8.83%	26.70%	40.62%	156.61%	—
Class B	8.42	25.85	35.60	138.30	—
Class C	8.48	25.85	35.61	138.32	—
Class L	8.74	26.50	N/A	N/A	20.09% (11/25/05)
Class M	8.86	26.66	N/A	N/A	18.14 (11/25/05)
Class X	8.82	26.91	N/A	N/A	22.74 (11/25/05)
Class Z	9.01	27.13	42.58	163.53	—
S&P 1500 Health Care Index	–3.09	16.53	3.89	15.11	—
S&P Composite 1500 Index	1.84	22.52	3.61	–0.56	—
Lipper Health/Biotechnology Funds Avg.	2.15	21.16	15.20	48.65	—

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Average Annual Total Returns (with sales charges) as of 6/30/10
	One Year	Five Years	Ten Years	Since Inception
Class A	5.51%	3.67%	7.15%	—
Class B	5.85	3.92	6.96	—
Class C	9.85	4.08	6.96	—
Class L	4.97	N/A	N/A	1.27% (11/25/05)
Class M	5.61	N/A	N/A	1.86 (11/25/05)
Class X	5.85	N/A	N/A	2.54 (11/25/05)
Class Z	11.96	5.13	8.04	—
S&P 1500 Health Care Index	10.94	0.40	0.35	—
S&P Composite 1500 Index	15.57	–0.49	–0.86	—
Lipper Health/Biotechnology Funds Avg.	12.38	1.85	1.07	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven, eight, eight, and ten years after purchase, Class B, Class M, Class X, and new Class X shares, respectively, will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P 1500 Health Care Index

The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the healthcare sector of the S&P SC 1500 Index. S&P 1500 Health Care Index Closest Month-End to Inception cumulative total return as of 5/31/10 is 3.55% for Class L, Class M, and Class X. S&P 1500 Health Care Index Closest Month-End to Inception average annual total return as of 6/30/10 is 0.36% for Class L, Class M, and Class X.

S&P Composite

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how U.S. stock prices have performed. S&P Composite 1500 Index Closest Month-End to Inception cumulative total return as of 5/31/10 is –2.64% for Class L, Class M, and Class X. S&P Composite 1500 Index Closest Month-End to Inception average annual total return as of 6/30/10 is –1.78% for Class L, Class M, and Class X.

Prudential Jennison Health Sciences Fund	3

Your Fund’s Performance (continued)

Lipper Health/Biotechnology Funds Average

The Lipper Health/Biotechnology Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology. Lipper Health/Biotechnology Funds Average Closest Month-End to Inception cumulative total return as of 5/31/10 is 6.26% for Class L, Class M, and Class X. Lipper Health/Biotechnology Funds Average Closest Month-End to Inception average annual total return as of 6/30/10 is 0.45% for Class L, Class M, and Class X.

Investors cannot invest directly in an index or average. The returns for the S&P 1500 Health Care Index and the S&P Composite 1500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/10
Incyte Corp. Ltd., Biotechnology	5.0%
Ironwood Pharmaceuticals, Inc., Private Placement, Biotechnology	4.3
Impax Laboratories, Inc., Pharmaceuticals	4.0
Alexion Pharmaceuticals, Inc., Biotechnology	3.9
BioMarin Pharmaceutical, Inc., Biotechnology	3.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/10
Biotechnology	49.0%
Pharmaceuticals	30.8
Healthcare Providers & Services	10.6
Healthcare Equipment & Supplies	4.3
Life Sciences Tools & Services	1.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2009, at the beginning of the period, and held through the six-month period ended May 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Jennison Health Sciences Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Health Sciences Fund		Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,088.30	1.25%	$6.51
	Hypothetical	$1,000.00	$1,018.70	1.25%	$6.29

Class B	Actual	$1,000.00	$1,084.20	1.95%	$10.13
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80

Class C	Actual	$1,000.00	$1,084.80	1.95%	$10.14
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80

Class L	Actual	$1,000.00	$1,087.40	1.45%	$7.55
	Hypothetical	$1,000.00	$1,017.70	1.45%	$7.29

Class M	Actual	$1,000.00	$1,088.60	1.20%	$6.25
	Hypothetical	$1,000.00	$1,018.95	1.20%	$6.04

Class X	Actual	$1,000.00	$1,088.20	1.20%	$6.25
	Hypothetical	$1,000.00	$1,018.95	1.20%	$6.04

Class Z	Actual	$1,000.00	$1,090.10	0.95%	$4.95
	Hypothetical	$1,000.00	$1,020.19	0.95%	$4.78

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2010, and divided by the 365 days in the Fund's fiscal year ending November 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS 92.0%

Biotechnology 48.1%
758,300	Achillion Pharmaceuticals, Inc.(a)	$1,683,426
453,100	Alexion Pharmaceuticals, Inc.(a)	22,668,593
2,412,100	Allos Therapeutics, Inc.(a)(b)	17,270,636
617,400	AMAG Pharmaceuticals, Inc.(a)(b)	19,658,016
398,230	Anadys Pharmaceuticals, Inc.(a)	943,805
2,517,600	Ariad Pharmaceuticals, Inc.(a)(b)	9,667,584
238,100	AVEO Pharmaceuticals, Inc.(a)	1,907,181
1,128,676	BioMarin Pharmaceutical, Inc.(a)(b)	22,031,756
403,500	Celgene Corp.(a)	21,288,660
425,550	Cytori Therapeutics, Inc.(a)(b)	1,978,807
470,431	Dendreon Corp.(a)(b)	20,416,705
193,600	Gilead Sciences, Inc.(a)	6,954,112
595,096	Human Genome Sciences, Inc.(a)(b)	14,734,577
2,266,800	Incyte Corp. Ltd.(a)(b)	29,219,052
212,600	Intercell AG (Austria)(a)	4,685,601
2,160,000	Ironwood Pharmaceuticals, Inc., Private Placement (original cost $8,640,000; purchased 2/21/06 - 2/1/07)(a)(c)(d)	24,810,659
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 3/24/06)(a)(c)(d)	5,183,126
1,201,700	NPS Pharmaceuticals, Inc.(a)	7,919,203
246,600	Targacept, Inc.(a)	5,671,800
430,900	Tengion, Inc.(a)	1,827,016
329,889	United Therapeutics Corp.(a)	16,896,915
500,500	Vertex Pharmaceuticals, Inc.(a)(b)	17,312,295
744,900	Zymogenetics, Inc.(a)	3,463,785

		278,193,310

Food & Staples Retailing 0.6%
100,900	CVS Caremark Corp.	3,494,167

Healthcare Equipment & Supplies 4.0%
61,100	Alcon, Inc.	8,583,328
218,800	Alphatec Holdings, Inc.(a)(b)	1,166,204
169,200	Baxter International, Inc.	7,145,316
36,921	HeartWare International, Inc.(a)(b)	2,183,877
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	54,954
94,900	Thoratec Corp.(a)(b)	4,163,263

		23,296,942

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services 10.6%
397,740	AMERIGROUP Corp.(a)(b)	$14,286,821
427,029	Centene Corp.(a)(b)	9,744,802
42,000	Express Scripts, Inc.(a)	4,225,200
69,500	LifePoint Hospitals, Inc.(a)	2,466,555
187,800	Medco Health Solutions, Inc.(a)	10,826,670
42,700	Sinopharm Group Co. (China) (Class H Stock), 144A	169,155
422,300	UnitedHealth Group, Inc.	12,276,261
165,347	Universal Health Services, Inc. (Class B Stock)	7,007,406

		61,002,870

Life Sciences Tools & Services 1.5%
144,300	Illumina, Inc.(a)(b)	6,066,372
56,100	Life Technologies Corp.(a)	2,808,366

		8,874,738

Pharmaceuticals 27.2%
842,594	Ardea Biosciences, Inc.(a)(b)	21,090,128
1,317,200	ARYx Therapeutics, Inc.(a)(b)	777,148
86,600	Bayer AG (Germany), ADR	4,823,620
890,200	Elan Corp. PLC (Ireland), ADR(a)	5,109,748
1,096,749	Impax Laboratories, Inc.(a)	23,113,985
1,456,200	Inspire Pharmaceuticals, Inc.(a)	8,278,497
569,300	MAP Pharmaceuticals, Inc.(a)(b)	8,493,956
235,917	Medicines Co. (The)(a)	1,982,882
1,032,700	Mylan, Inc.(a)(b)	20,075,688
109,400	Novartis AG (Switzerland), ADR(b)	4,924,094
596,500	Pfizer, Inc.(b)	9,084,695
194,400	Roche Holding AG (Switzerland), ADR	6,667,920
534,300	Salix Pharmaceuticals Ltd.(a)(b)	19,197,399
285,347	Shire PLC (Ireland), ADR(b)	17,466,090
116,800	Teva Pharmaceutical Industries Ltd. (Israel), ADR	6,402,976

		157,488,826

	Total common stocks (cost $380,725,766)	532,350,853

PREFERRED STOCKS 4.4%

Biotechnology 0.8%
1,400,000	Chemocentryx, Inc., Private Placement, Series C (original cost $4,900,000; purchased 6/13/06)(a)(c)(d)	4,512,246

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

PREFERRED STOCKS (Continued)

Healthcare Equipment & Supplies 0.3%
77,000	SuperDimension Ltd., Private Placement, Series D-1 (original cost $1,650,110; purchased 5/23/08)(a)(c)(d)	$1,017,140
63,000	SuperDimension Ltd., Private Placement, Series D-2 (original cost $1,350,090; purchased 5/23/08(a)(c)(d)	832,205

		1,849,345

Pharmaceuticals 3.3%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 8/11/08)(a)(c)(d)	4,703,092
12,330	Mylan, Inc. 6.500%, 11/15/10 Series	14,522,151

		19,225,243

	Total preferred stocks (cost $18,957,108)	25,586,834

Units
WARRANTS(a) 0.4%

Biotechnology 0.1%
679,000	Anadys Pharmaceuticals, Inc., expiring 6/9/14, Private Placement (original cost $0; purchased 6/4/09)(c)(d)	360,397
227,400	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement (original cost $31,836; purchased 2/23/07(c)(d)	113,437
222,500	Cytori Therapeutics, Inc., expiring 8/11/13, Private Placement (original cost $0; purchased 8/11/08)(c)(d)	110,855
2,850,000	Titan Pharmaceuticals, Inc. expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/07)(c)(d)	131,126

		715,815

Healthcare Equipment & Supplies
1,360,825	EnteroMedics, Inc., expiring 2/20/13, Private Placement (original cost $170,103; purchased 2/20/09)(c)(d)	3,018
600,000	Lombard Medical Technologies (United Kingdom), Warrant A, expiring 6/15/10, Private Placement (original cost $0; purchased 7/10/07)(c)(d)	—
600,000	Lombard Medical Technologies (United Kingdom), Warrant B, expiring 6/15/12, Private Placement (original cost $0; purchased 7/10/07)(c)(d)	—

		3,018

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	9

Portfolio of Investments

as of May 31, 2010 (Unaudited) continued

Units	Description	Value (Note 1)

WARRANTS (Continued)

Pharmaceuticals 0.3%
341,250	Akorn, Inc., expiring 3/8/11, Private Placement (original cost $0; purchased 3/8/06)(c)(d)	$12,593
94,275	Ardea Biosciences, Inc., expiring 12/19/13, Private Placement (original cost $11,784; purchased 12/19/08)(c)(d)	1,389,474
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)(c)(d)	20,447

		1,422,514

	Total warrants (cost $258,424)	2,141,347

	Total long-term investments (cost $399,941,298)	560,079,034

Shares
SHORT-TERM INVESTMENT 37.0%

Affiliated Money Market Mutual Fund
214,174,850	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $214,174,850; includes $191,270,770 of cash collateral received for securities on loan)(e)(f)	214,174,850

	Total Investments(g) 133.8% (cost $614,116,148; Note 5)	774,253,884
	Liabilities in excess of other assets (33.8%)	(195,580,357)

	Net Assets 100.0%	$578,673,527

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $182,996,806; cash collateral of $191,270,770 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $25,124,927. The aggregate value of $43,199,815 is approximately 7.5% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

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(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	As of May 31, 2010, 16 securities representing $43,199,815 and 7.5% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$502,357,068	$—	$29,993,785
Preferred Stocks	14,522,151	—	11,064,683
Warrants	—	—	2,141,347
Affiliated Money Market Mutual Fund	214,174,850	—	—

Total	$731,054,069	$—	$43,199,815

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/09	$34,886,587	$13,441,819	$3,808,015
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(4,892,802)	(2,377,136)	(1,666,668)
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 5/31/2010	$29,993,785	$11,064,683	$2,141,347

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	11

Portfolio of Investments

as of May 31, 2010 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2010 was as follows:

Biotechnology	49.0%
Affiliated Money Market Mutual Fund (including 33.1% of collateral received for securities on loan)	37.0
Pharmaceuticals	30.8
Healthcare Providers & Services	10.6
Healthcare Equipment & Supplies	4.3
Life Sciences Tools & Services	1.5
Food & Staples Retailing	0.6

133.8
Liabilities in excess of other assets	(33.8)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$2,141,347	N/A	N/A

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2010 are as follows:

For the six months ended May 31, 2010, the Fund did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$(1,666,668)

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MAY 31, 2010	SEMIANNUAL REPORT

Jennison Health Sciences Fund

Statement of Assets and Liabilities

as of May 31, 2010 (Unaudited)

Assets
Investments, at value including securities on loan of $182,996,806:
Unaffiliated investments (cost $399,941,298)	$560,079,034
Affiliated investments (cost $214,174,850)	214,174,850
Cash	2,400
Foreign currency, at value (cost $20)	19
Receivable for Fund shares sold	995,651
Dividends and interest receivable	299,997
Foreign tax reclaim receivable	77,092
Prepaid expenses	2,222

Total assets	775,631,265

Liabilities
Payable to broker for collateral for securities on loan	191,270,770
Payable for investments purchased	2,412,833
Payable for Fund shares reacquired	2,332,588
Management fee payable	385,675
Accrued expenses	298,323
Distribution fee payable	206,574
Affiliated transfer agent fee payable	47,473
Deferred directors’ fees	3,502

Total liabilities	196,957,738

Net Assets	$578,673,527

Net assets were comprised of:
Common stock, at par	$287,971
Paid-in capital in excess of par	465,089,908

465,377,879
Net investment loss	(2,071,404)
Accumulated net realized loss on investment and foreign currency transactions	(44,769,827)
Net unrealized appreciation on investments and foreign currencies	160,136,879

Net assets, May 31, 2010	$578,673,527

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($324,738,602 ÷ 15,880,169 shares of common stock issued and outstanding)	$20.45
Maximum sales charge (5.50% of offering price)	1.19

Maximum offering price to public	$21.64

Class B
Net asset value, offering price and redemption price per share ($44,426,318 ÷ 2,394,708 shares of common stock issued and outstanding)	$18.55

Class C
Net asset value, offering price and redemption price per share ($92,595,013 ÷ 4,992,013 shares of common stock issued and outstanding)	$18.55

Class L
Net asset value and redemption price per share ($1,117,187 ÷ 55,063 shares of common stock issued and outstanding)	$20.29
Maximum sales charge (5.75% of offering price)	1.24

Maximum offering price to public	$21.53

Class M
Net asset value, offering price and redemption price per share ($876,549 ÷ 46,945 shares of common stock issued and outstanding)	$18.67

Class X
Net asset value, offering price and redemption price per share ($450,221 ÷ 23,395 shares of common stock issued and outstanding)	$19.24

Class Z
Net asset value, offering price and redemption price per share ($114,469,637 ÷ 5,404,820 shares of common stock issued and outstanding)	$21.18

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	15

Statement of Operations

Six Months Ended May 31, 2010 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $130,059)	$1,607,263
Affiliated income from securities loaned, net	292,834
Affiliated dividend income	32,894
Interest	51

Total income	1,933,042

Expenses
Management fee	2,197,749
Distribution fee—Class A	487,604
Distribution fee—Class B	228,911
Distribution fee—Class C	451,935
Distribution fee—Class L	2,895
Distribution fee—Class M	1,557
Distribution fee—Class X	622
Transfer agent’s fees and expenses (including affiliated expense of $108,000)	416,000
Registration fees	53,000
Reports to shareholders	41,000
Custodian’s fees and expenses	37,000
Directors’ fees	14,000
Legal fees and expenses	13,000
Audit fee	11,000
Insurance	7,000
Miscellaneous	8,711

Total expenses	3,971,984

Net investment loss	(2,038,942)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	22,338,125
Foreign currency transactions	1,499

22,339,624

Net change in unrealized appreciation (depreciation) on:
Investments	23,749,834
Foreign currencies	(2,851)

23,746,983

Net gain on investment and foreign currency transactions	46,086,607

Net Increase In Net Assets Resulting From Operations	$44,047,665

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2010	Year Ended November 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(2,038,942)	$(2,097,797)
Net realized gain (loss) on investment and foreign currency transactions	22,339,624	(87,052,629)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	23,746,983	212,295,477

Net increase in net assets resulting from operations	44,047,665	123,145,051

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	—	(2,300,411)
Class B	—	(18,265)
Class C	—	(28,419)
Class L	—	(6,747)
Class M	—	(900)
Class X	—	(6,641)
Class Z	—	(3,167,392)

	—	(5,528,775)

Capital Contributions (Note 2)
Class M	367	416
Class X	196	2,096

	563	2,512

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	119,436,037	88,852,232
Net asset value of shares issued in reinvestment of distributions	—	4,832,024
Cost of shares reacquired	(93,665,460)	(318,481,300)

Net increase (decrease) in net assets from Fund share transactions	25,770,577	(224,797,044)

Total increase (decrease)	69,818,805	(107,178,256)

Net Assets
Beginning of period	508,854,722	616,032,978

End of period	$578,673,527	$508,854,722

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company presently consists of three Portfolios: Prudential Financial Services Fund, Prudential Jennison Utility Fund, and Prudential Jennison Health Sciences Fund. The financial statements relate to Prudential Jennison Health Sciences Fund (the “Fund”). The financial statements of the other Portfolios are not presented herein.

On February 16, 2010, the Company and the three portfolios within the Company were renamed. The former name of the Company was the JennisonDryden Sector Funds, Inc. and the former names of the portfolios were the Dryden Financial Services Fund, Jennison Health Sciences Fund and Jennison Utility Fund.

The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing, under normal circumstances, at least 80% of the Fund’s net assets in equity-related securities of U.S. companies engaged in the drug, healthcare, medicine, medical device and biotechnology group of industries. The value of certain securities held by the Fund may be affected by the economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked

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prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Prudential Jennison Health Sciences Fund	19

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants: The Fund held warrants acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised or sold. Warrants are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the

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accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Jennison Health Sciences Fund	21

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75% of average daily net assets up to $1 billion and 0.70% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.75% for the six months ended May 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.50%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and

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included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

During the year ended November 30, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager had paid the class for the overcharge which is reflected as a contribution to capital in the Financial Highlights for the year ended November 30, 2008.

PIMS has advised the Fund that it received $340,565 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2010, it received $57, $35,068 and $4,608 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”) an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2010, the Fund incurred approximately $208,300 in total networking fees of which approximately $12,200 was paid to Wells Fargo for the period ended December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2010, PIM has been compensated approximately $108,300 for these services.

Prudential Jennison Health Sciences Fund	23

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of the Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio is disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2010 were $153,569,996 and $116,959,649, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$614,275,456	$174,582,768	$(14,604,340)	$159,978,428

The difference between book basis and tax basis is primarily attributable to wash sales.

As of November 30, 2009, the Fund had a capital loss carryforward for tax purposes of approximately $62,394,000 of which $7,168,000 expires in 2016 and $55,226,000 expires in 2017. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase. Approximately seven, eight, eight and ten years after purchase, Class B, Class M, Class X and new Class X shares, respectively, will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase. Class L shares are subject to a maximum front-end sales charge of 5.75% and CDSC of 1%. Class L shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Target and Prudential Investments Funds. Class M and Class X shares are not subject to a sales charge, but have a CDSC of 6%. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Fund closed to new investors during the period of July 30, 2005 through April 19, 2009. On April 20, 2009, the Fund re-opened to all potential investors.

There are 400 million shares of $.01 par value per share common stock authorized which consist of 50 million shares of Class A common stock, 100 million shares of Class B common stock, 50 million shares of Class C common stock, 50 million shares of Class L common stock, 50 million shares of Class M common stock, 50 million shares of Class X common stock and 50 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2010:
Shares sold	2,891,569	$60,046,377
Shares reacquired	(2,216,574)	(45,881,192)

Net increase (decrease) in shares outstanding before conversion	674,995	14,165,185
Shares issued upon conversion from Class B, M and X	96,507	1,966,374

Net increase (decrease) in shares outstanding	771,502	$16,131,559

Year ended November 30, 2009:
Shares sold	2,926,204	$49,641,192
Shares issued in reinvestment of distributions	142,563	2,109,931
Shares reacquired	(4,937,300)	(80,744,447)

Net increase (decrease) in shares outstanding before conversion	(1,868,533)	(28,993,324)
Shares issued upon conversion from Class B, M and X	808,998	12,400,539

Net increase (decrease) in shares outstanding	(1,059,535)	$(16,592,785)

Prudential Jennison Health Sciences Fund	25

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended May 31, 2010:
Shares sold	228,589	$4,327,394
Shares reacquired	(281,786)	(5,262,001)

Net increase (decrease) in shares outstanding before conversion	(53,197)	(934,607)
Shares reacquired upon conversion into Class A	(68,826)	(1,267,608)

Net increase (decrease) in shares outstanding	(122,023)	$(2,202,215)

Year ended November 30, 2009:
Shares sold	185,218	$2,815,855
Shares issued in reinvestment of distributions	1,118	15,157
Shares reacquired	(588,845)	(8,562,790)

Net increase (decrease) in shares outstanding before conversion	(402,509)	(5,731,778)
Shares reacquired upon conversion into Class A	(829,353)	(11,522,753)

Net increase (decrease) in shares outstanding	(1,231,862)	$(17,254,531)

Class C
Six months ended May 31, 2010:
Shares sold	780,881	$14,856,656
Shares reacquired	(391,523)	(7,338,818)

Net increase (decrease) in shares outstanding	389,358	$7,517,838

Year ended November 30, 2009:
Shares sold	409,044	$6,457,801
Shares issued in reinvestment of distributions	1,575	21,361
Shares reacquired	(1,049,402)	(15,331,410)

Net increase (decrease) in shares outstanding	(638,783)	$(8,852,248)

Class L
Six months ended May 31, 2010:
Shares sold	90	$1,707
Shares reacquired	(3,131)	(63,877)

Net increase (decrease) in shares outstanding	(3,041)	$(62,170)

Year ended November 30, 2009:
Shares sold	658	$11,507
Shares issued in reinvestment of distributions	449	6,615
Shares reacquired	(14,188)	(229,357)

Net increase (decrease) in shares outstanding	(13,081)	$(211,235)

26	Visit our website at www.prudentialfunds.com

Class M	Shares	Amount
Six months ended May 31, 2010:
Shares sold	319	$5,891
Shares reacquired	(7,635)	(143,407)

Net increase (decrease) in shares outstanding before conversion	(7,316)	(137,516)
Shares reacquired upon conversion into Class A	(31,602)	(595,336)

Net increase (decrease) in shares outstanding	(38,918)	$(732,852)

Year ended November 30, 2009:
Shares sold	3,042	$46,257
Shares issued in reinvestment of distributions	61	837
Shares reacquired	(32,046)	(458,143)

Net increase (decrease) in shares outstanding before conversion	(28,943)	(411,049)
Shares reacquired upon conversion into Class A	(53,397)	(808,920)

Net increase (decrease) in shares outstanding	(82,340)	$(1,219,969)

Class X
Six months ended May 31, 2010:
Shares sold	892	$18,318
Shares reacquired	(2,635)	(49,841)

Net increase (decrease) in shares outstanding before conversion	(1,743)	(31,523)
Shares reacquired upon conversion into Class A	(5,387)	(103,430)

Net increase (decrease) in shares outstanding	(7,130)	$(134,953)

Year ended November 30, 2009:
Shares sold	5,515	$78,087
Shares issued in reinvestment of distributions	466	6,460
Shares reacquired	(14,515)	(210,143)

Net increase (decrease) in shares outstanding before conversion	(8,534)	(125,596)
Shares reacquired upon conversion into Class A	(4,524)	(68,866)

Net increase (decrease) in shares outstanding	(13,058)	$(194,462)

Class Z
Six months ended May 31, 2010:
Shares sold	1,879,425	$40,179,694
Shares reacquired	(1,623,545)	(34,926,324)

Net increase (decrease) in shares outstanding	255,880	$5,253,370

Year ended November 30, 2009:
Shares sold	1,731,599	$29,801,533
Shares issued in reinvestment of distributions	175,076	2,671,663
Shares reacquired	(13,618,199)	(212,945,010)

Net increase (decrease) in shares outstanding	(11,711,524)	$(180,471,814)

Prudential Jennison Health Sciences Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 7. In-Kind Redemption

During the year ended November 30, 2009, shareholders redeemed fund shares in exchange for fund’s portfolio securities valued at $136,160,696. The Fund realized a loss of $30,330,675 related to the in-kind redemption transactions.

Note 8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .15 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended May 31, 2010.

Note 9. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

28	Visit our website at www.prudentialfunds.com

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Prudential Jennison Health Sciences Fund	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.79

Income (loss) from investment operations:
Net investment income (loss)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.72

Total from investment operations	1.66

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$20.45

Total Return(c):	8.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$324,739
Average net assets (000)	$326,002
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.25	%(f)
Expenses, excluding distribution and service (12b-1) fees	.95	%(f)
Net investment income (loss)	(.60	)%(f)
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover rate	21	%(g)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005).
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Through March 31, 2008, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

$14.65	$23.51	$20.70	$19.89	$17.77

(.07)	.43	(.09)	(.12)	(.12)
4.35	(7.16)	3.19	2.44	4.87

4.28	(6.73)	3.10	2.32	4.75

(.14)	—	—	— (b)	—
—	(2.13)	(.29)	(1.51)	(2.63)

(.14)	(2.13)	(.29)	(1.51)	(2.63)

$18.79	$14.65	$23.51	$20.70	$19.89

29.48%	(31.51)%	15.07%	11.77%	28.97%

$283,916	$236,932	$381,829	$322,359	$345,987
$256,120	$337,875	$353,245	$326,042	$221,195

1.30%	1.19%	1.17%	1.19%	1.17%
1.00%	.91%	.92%	.94%	.92%
(.43)%	2.21%	(.42)%	(.57)%	(.63)%

40%	90%	85%	103%	122%

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended May 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.11

Income (loss) from investment operations:
Net investment income (loss)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.56

Total from investment operations	1.44

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$18.55

Total Return(c):	8.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$44,426
Average net assets (000)	$45,914
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.95	%(e)
Expenses, excluding distribution and service (12b-1) fees	.95	%(e)
Net investment income (loss)	(1.30	)%(e)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005).
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class B
Year Ended November 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

$13.32	$21.70	$19.26	$18.75	$17.00

(.16)	.20	(.24)	(.26)	(.25)
3.96	(6.45)	2.97	2.28	4.63

3.80	(6.25)	2.73	2.02	4.38

(.01)	—	—	— (b)	—
—	(2.13)	(.29)	(1.51)	(2.63)

(.01)	(2.13)	(.29)	(1.51)	(2.63)

$17.11	$13.32	$21.70	$19.26	$18.75

28.51%	(31.97)%	14.27%	10.93%	27.96%

$43,057	$49,916	$118,790	$148,199	$215,540
$42,971	$84,198	$131,106	$197,906	$194,088

2.00%	1.91%	1.92%	1.94%	1.92%
1.00%	.91%	.92%	.94%	.92%
(1.05)%	1.14%	(1.16)%	(1.32)%	(1.40)%

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended May 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.10

Income (loss) from investment operations:
Net investment income (loss)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.57

Total from investment operations	1.45

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$18.55

Total Return(c):	8.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$92,595
Average net assets (000)	$90,647
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.95	%(e)
Expenses, excluding distribution and service (12b-1) fees	.95	%(e)
Net investment income (loss)	(1.30	)%(e)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005).
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class C
Year Ended November 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

$13.31	$21.69	$19.26	$18.75	$17.00

(.17)	.25	(.24)	(.26)	(.25)
3.97	(6.50)	2.96	2.28	4.63

3.80	(6.25)	2.72	2.02	4.38

(.01)	—	—	— (b)	—
—	(2.13)	(.29)	(1.51)	(2.63)

(.01)	(2.13)	(.29)	(1.51)	(2.63)

$17.10	$13.31	$21.69	$19.26	$18.75

28.53%	(31.99)%	14.22%	10.94%	27.96%

$78,726	$69,772	$124,782	$122,682	$126,199
$71,726	$103,596	$123,322	$126,473	$90,186

2.00%	1.91%	1.92%	1.94%	1.92%
1.00%	.91%	.92%	.94%	.92%
(1.11)%	1.39%	(1.17)%	(1.32)%	(1.38)%

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	35

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended May 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.66

Income (loss) from investment operations:
Net investment income (loss)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.71

Total from investment operations	1.63

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$20.29

Total Return(d):	8.74%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,117
Average net assets (000)	$1,161
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.45	%(f)
Expenses, excluding distribution and service (12b-1) fees	.95	%(f)
Net investment income (loss)	(.80	)%(f)

(a)	Inception date of Class L shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Less than ($.005).
(d)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include the expenses of the underlying fund in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class L
Year Ended November 30,				November 25, 2005(a) through November 30, 2005(b)
2009(b)	2008(b)	2007(b)	2006(b)

$14.54	$23.39	$20.64	$19.90	$20.36

(.10)	.36	(.14)	(.17)	(.01)
4.31	(7.08)	3.18	2.42	(.45)

4.21	(6.72)	3.04	2.25	(.46)

(.09)	—	—	— (c)	—
—	(2.13)	(.29)	(1.51)	—

(.09)	(2.13)	(.29)	(1.51)	—

$18.66	$14.54	$23.39	$20.64	$19.90

29.16%	(31.65)%	14.82%	11.52%	(2.26)%

$1,084	$1,035	$2,010	$2,639	$3,022
$1,057	$1,625	$2,182	$2,833	$3,061

1.50%	1.41%	1.42%	1.44%	1.42	%(f)
1.00%	.91%	.92%	.94%	.92	%(f)
(.60)%	1.87%	(.66)%	(.82)%	(3.36	)%(f)

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	37

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended May 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.15

Income (loss) from investment operations:
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.56

Total from investment operations	1.51

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Capital contribution	.01

Net asset value, end of period	$18.67

Total Return(e):	8.86%
Ratios/Supplemental Data:
Net assets, end of period (000)	$877
Average net assets (000)	$1,249
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.20	%(g)
Expenses, excluding distribution and service (12b-1) fees	.95	%(g)
Net investment income (loss)	(.58	)%(g)

(a)	Inception date of Class M shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Less than ($.005).
(d)	Less than $.005.
(e)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(f)	Does not include the expenses of the underlying fund in which the Fund invests.
(g)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class M
Year Ended November 30,				November 25, 2005(a) through November 30, 2005(b)
2009(b)	2008(b)	2007(b)	2006(b)

$13.31	$21.69	$19.26	$18.75	$19.19

(.12)	.20	(.24)	(.26)	(.01)
3.97	(6.45)	2.96	2.28	(.43)

3.85	(6.25)	2.72	2.02	(.44)

(.01)	—	—	— (c)	—
—	(2.13)	(.29)	(1.51)	—

(.01)	(2.13)	(.29)	(1.51)	—

— (d)	—	—	—	—

$17.15	$13.31	$21.69	$19.26	$18.75

28.90%	(31.99)%	14.22%	10.93%	(2.29)%

$1,472	$2,239	$5,244	$6,423	$8,775
$1,900	$3,857	$5,866	$7,866	$8,856

1.78%	1.91%	1.92%	1.94%	1.92	%(g)
1.00%	.91%	.92%	.94%	.92	%(g)
(.81)%	1.12%	(1.17)%	(1.32)%	(3.88	)%(g)

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	39

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended May 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.67

Income (loss) from investment operations:
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.61

Total from investment operations	1.56

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Capital contribution	.01

Net asset value, end of period	$19.24

Total Return(d):	8.89%
Ratios/Supplemental Data:
Net assets, end of period (000)	$450
Average net assets (000)	$499
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.20	%(f)
Expenses, excluding distribution and service (12b-1) fees	.95	%(f)
Net investment income (loss)	(.56	)%(f)

(a)	Inception date of Class X shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Less than ($.005).
(d)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include the expenses of the underlying fund in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class X
Year Ended November 30,				November 25, 2005(a) through November 30, 2005(b)
2009(b)	2008(b)	2007(b)	2006(b)

$13.75	$22.05	$19.38	$18.75	$19.19

(.05)	.40	(.03)	(.10)	(.01)
4.06	(6.66)	2.99	2.24	(.43)

4.01	(6.26)	2.96	2.14	(.44)

(.15)	—	—	— (c)	—
—	(2.13)	(.29)	(1.51)	—

(.15)	(2.13)	(.29)	(1.51)	—

.06	.09	—	—	—

$17.67	$13.75	$22.05	$19.38	$18.75

29.91%	(31.01)%	15.38%	11.58%	(2.29)%

$539	$599	$1,050	$1,165	$1,432
$562	$937	$1,054	$1,271	$1,448

1.25%	1.14%	.92%	1.11%	1.92	%(f)
1.00%	.91%	.92%	.94%	.92	%(f)
(.31)%	2.17%	(.17)%	(.52)%	(3.87	)%(f)

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	41

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended May 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.43

Income (loss) from investment operations:
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.78

Total from investment operations	1.75

Less Dividends and Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$21.18

Total Return(c):	9.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$114,470
Average net assets (000)	$122,286
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.95	%(e)
Expenses, excluding distribution and service (12b-1) fees	.95	%(e)
Net investment income (loss)	(.29	)%(e)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005).
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class Z
Year Ended November 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

$15.16	$24.18	$21.23	$20.32	$18.06

.03	.53	(.04)	(.07)	(.06)
4.43	(7.42)	3.28	2.49	4.95

4.46	(6.89)	3.24	2.42	4.89

(.19)	—	—	— (b)	—
—	(2.13)	(.29)	(1.51)	(2.63)

(.19)	(2.13)	(.29)	(1.51)	(2.63)

$19.43	$15.16	$24.18	$21.23	$20.32

29.75%	(31.28)%	15.35%	12.07%	29.26%

$100,060	$255,540	$353,873	$297,938	$257,206
$148,563	$338,613	$322,406	$279,795	$147,905

1.00%	.91%	.92%	.94%	.92%
1.00%	.91%	.92%	.94%	.92%
.18%	2.63%	(.17)%	(.33)%	(.34)%

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	43

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	204,357,975.423	7,705,138.009

Linda W. Bynoe	204,139,405.639	7,923,707.793

Michael S. Hyland	204,275,144.613	7,787,968.819

Douglas H. McCorkindale	204,052,476.772	8,010,636.660

Stephen P. Munn	204,292,757.064	7,770,356.368

Richard A. Redeker	204,294,824.400	7,768,289.032

Robin B. Smith	204,001,770.087	8,061,343.345

Stephen G. Stoneburn	204,248,225.650	7,814,887.782

Judy A. Rice	204,289,646.219	7,773,467.213

Scott E. Benjamin	204,344,971.879	7,718,141.553

*Results	are for all funds within the same investment company.

44	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Health Sciences Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Health Sciences Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	PHLAX	PHLBX	PHLCX	N/A	N/A	N/A	PHSZX
CUSIP	74441P502	74441P601	74441P700	74441P809	74441P882	74441P874	74441P866

MF188E4    0182983-00001-00

SEMIANNUAL REPORT	MAY 31, 2010

Prudential Jennison Utility Fund

(Formerly known as Jennison Utility Fund)

Fund Type Sector stock Objective Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, the Rock Prudential logo, Jennison Associates, and Jennison are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

July 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Utility Fund to the Prudential Jennison Utility Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Jennison Utility Fund

Prudential Jennison Utility Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 0.89%; Class B, 1.59%; Class C, 1.59%; Class R, 1.34%; Class Z, 0.59%. Net operating expenses: Class A, 0.89%; Class B, 1.59%; Class C, 1.59%; Class R, 1.09%; Class Z, 0.59%, after contractual reduction through 3/31/2011 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 5/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	3.14%	19.59%	19.94%	61.34%	—
Class B	2.80	18.85	15.64	49.88	—
Class C	2.80	18.72	15.55	49.76	—
Class R	3.16	19.53	N/A	N/A	–14.24% (8/22/06)
Class Z	3.41	20.07	21.62	65.58	—
S&P 500 Utility TR Index	–1.37	12.31	15.10	24.51	—
S&P 500 Index	0.41	20.98	1.55	–7.85	—
Lipper Utility Funds Avg.	–1.84	11.39	17.99	28.09	—

Average Annual Total Returns (With Sales Charges) as of 6/30/10
		One Year	Five Years	Ten Years	Since Inception
Class A		9.68%	1.22%	4.49%	—
Class B		10.18	1.49	4.31	—
Class C		14.18	1.62	4.31	—
Class R		15.71	N/A	N/A	–4.09% (8/22/06)
Class Z		16.40	2.63	5.35	—
S&P 500 Utility TR Index		5.73	1.56	2.78	—
S&P 500 Index		14.43	–0.79	–1.59	—
Lipper Utility Funds Avg.		6.46	2.09	2.10	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P 500 Utility TR Index

The Standard & Poor’s 500 Utility Total Return Index (S&P 500 Utility TR Index) is an unmanaged market capitalization-weighted index of natural gas and electric companies. S&P 500 Utility TR Index Closest Month-End to Inception cumulative total return as of 5/31/10 is –4.83% for Class R. S&P 500 Utility TR Index Closest Month-End to Inception average annual total return as of 6/30/10 is –1.45% for Class R.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States. S&P 500 Index Closest Month-End to Inception cumulative total return as of 5/31/10 is –9.37% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/10 is –3.89% for Class R.

Lipper Utility Funds Average

The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds Category. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares. Lipper Utility Funds Average Closest Month-End to Inception cumulative total return as of 5/31/10 is –5.20% for Class R. Lipper Utility Funds Average Closest Month-End to Inception average annual total return as of 6/30/10 is –1.74% for Class R.

Investors can not invest directly in an index or average. The returns for the S&P 500 Utility TR Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Utility Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 5/31/10
Sempra Energy, Multi-Utilities	3.5%
NRG Energy, Inc., Independent Power Producers & Energy Traders	3.1
NII Holdings, Inc., Wireless Telecommunication Services	2.8
Entergy Corp., Electric Utilities	2.8
Time Warner Cable, Inc., Media	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/10
Oil, Gas & Consumable Fuels	19.3%
Multi-Utilities	17.9
Electric Utilities	15.5
Independent Power Producers & Energy Traders	11.5
Wireless Telecommunication Services	9.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2009, at the beginning of the period, and held through the six-month period ended May 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Utility Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Utility Fund		Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,031.40	0.89%	$4.51
	Hypothetical	$1,000.00	$1,020.49	0.89%	$4.48

Class B	Actual	$1,000.00	$1,028.00	1.59%	$8.04
	Hypothetical	$1,000.00	$1,017.00	1.59%	$8.00

Class C	Actual	$1,000.00	$1,028.00	1.59%	$8.04
	Hypothetical	$1,000.00	$1,017.00	1.59%	$8.00

Class R	Actual	$1,000.00	$1,031.60	1.09%	$5.52
	Hypothetical	$1,000.00	$1,019.50	1.09%	$5.49

Class Z	Actual	$1,000.00	$1,034.10	0.59%	$2.99
	Hypothetical	$1,000.00	$1,021.99	0.59%	$2.97

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2010, and divided by the 365 days in the Fund's fiscal year ending November 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS 98.6%

Air Freight & Logistics 1.1%
5,233,500	Ecorodovias Infraestrutura E Logistica SA (Brazil), 144A(a)(b)	$27,375,453

Commercial Services & Supplies 2.5%
3,039,500	EnergySolutions, Inc.	18,996,875
1,332,777	IESI-BFC Ltd.(c)	26,882,112
636,280	Republic Services, Inc.	18,528,474

		64,407,461

Construction & Engineering 1.1%
1,463,400	Chicago Bridge & Iron Co. NV(b)	29,077,758

Diversified Telecommunication Services 4.0%
3,567,383	Alaska Communications Systems Group, Inc.(c)	29,502,257
1,286,947	Chunghwa Telecom Co. Ltd. (Taiwan), ADR(c)	24,529,210
1,276,067	City Telecom HK Ltd. (Hong Kong), ADR	17,137,580
1,377,461	Consolidated Communications Holdings, Inc.	23,788,752
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR(b)(c)	7,455,220

		102,413,019

Electric Utilities 15.0%
964,313	American Electric Power Co., Inc.	30,819,444
559,100	Cez As (Czech Republic)(b)	23,621,962
1,761,875	Cia Energetica de Minas Gerais (Brazil), ADR	25,318,144
2,026,200	Cleco Corp.(c)	53,633,514
679,500	CPFL Energia SA (Brazil)	13,764,159
596,972	CPFL Energia SA (Brazil), 144A(a)	12,092,446
790,600	Edison International	25,583,816
947,929	Entergy Corp.	71,161,030
724,100	FPL Group, Inc.(c)	36,154,313
2,379,589	Great Plains Energy, Inc.	41,761,787
698,600	Progress Energy, Inc.(c)	26,958,974
839,400	Southern Co.	27,448,380

		388,317,969

Electrical Equipment
128,100	A123 Systems, Inc.(b)(c)	1,165,710

Gas Utilities 6.9%
1,123,739	Enagas (Spain)	18,106,139
754,444	Energen Corp.	33,399,236

See Notes to Financial Statements.

Prudential Jennison Utility Fund	7

Portfolio of Investments

as of May 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Gas Utilities (cont’d.)
1,261,000	EQT Corp.	$49,418,590
1,279,392	Oneok, Inc.	56,894,562
451,431	Questar Corp.	20,251,195

		178,069,722

Independent Power Producers & Energy Traders 11.5%
2,584,351	AES Corp. (The)(b)	26,541,285
3,485,400	Calpine Corp.(b)(c)	47,749,980
6,303,216	China Hydroelectric Corp. (original cost $46,000,000, purchased 1/28/10)(a)(b)(d)	49,519,376
1,892,727	Constellation Energy Group, Inc.	66,964,681
2,300,000	MPX Energia SA (Brazil), 144A(a)(b)	26,876,120
3,381,400	NRG Energy, Inc.(b)(c)	78,955,690

		296,607,132

Internet Software & Services 1.2%
1,695,080	Rackspace Hosting, Inc.(b)(c)	29,833,408

Media 2.7%
1,280,378	Time Warner Cable, Inc.	70,075,088

Multi-Utilities 17.9%
3,877,100	CenterPoint Energy, Inc.	52,806,102
6,626,700	Centrica PLC (United Kingdom)	26,334,685
4,398,300	CMS Energy Corp.(c)	64,567,044
3,750,300	NiSource, Inc.	56,104,488
1,550,200	PG&E Corp.(c)	64,333,300
1,097,800	Public Service Enterprise Group, Inc.	33,625,614
575,000	SCANA Corp.	20,866,750
1,983,600	Sempra Energy	91,245,600
540,900	Wisconsin Energy Corp.	26,504,100
1,338,800	Xcel Energy, Inc.	27,432,012

		463,819,695

Oil, Gas & Consumable Fuels 19.3%
823,458	Alpha Natural Resources, Inc.(b)	31,596,084
223,606	Apache Corp.	20,021,681
2,295,953	Copano Energy LLC(c)	56,319,727
610,600	Crescent Point Energy Corp. (Canada)	22,581,292
308,500	Crescent Point Energy Corp. (Canada), 144A	11,408,989
1,791,200	Energy Transfer Equity LP	55,079,400

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
7,600,000	Essar Energy PLC (United Kingdom), 144A(a)(b)	$45,831,465
3,749,970	OPTI Canada, Inc. (Canada)(b)	6,983,981
678,705	Petrohawk Energy Corp.(b)	13,051,497
2,108,249	Regency Energy Partners LP(c)	48,489,727
1,131,565	Southern Union Co.	24,634,170
1,855,300	Spectra Energy Corp.	37,124,553
910,600	Transcanada Corp. (Canada)	30,716,743
2,345,594	Trident Resources Corp. (Canada), Private Placement (original cost $34,626,921; purchased 12/4/03 - 3/9/06)(a)(b)(d)(h)	—
306,100	Whiting Petroleum Corp.(b)(c)	25,623,631
1,718,901	Williams Cos., Inc. (The)	33,948,295
931,619	Williams Partners LP(c)	34,721,440

		498,132,675

Real Estate Investment Trusts 0.8%
345,100	Digital Realty Trust, Inc.(c)	19,639,641

Road & Rail 2.3%
560,200	CSX Corp.	29,270,450
421,000	Union Pacific Corp.	30,072,030

		59,342,480

Transportation Infrastructure 2.6%
1,174,366	Aegean Marine Petroleum Network, Inc.(c)	27,057,393
705,800	Cia de Concessoes Rodoviarias (Brazil)	14,452,512
1,250,000	Cia de Concessoes Rodoviarias (Brazil), 144A(a)	25,595,976

		67,105,881

Water Utilities 0.7%
873,600	American Water Works Co., Inc.	17,769,024

Wireless Telecommunication Services 9.0%
1,108,100	America Movil SAB de CV (Mexico), ADR(c)	52,457,454
1,288,900	American Tower Corp. (Class A Stock)(b)	52,239,117
1,536,201	Crown Castle International Corp.(b)	56,885,523
1,954,200	NII Holdings, Inc.(b)	71,269,674

		232,851,768

	Total common stocks (cost $2,422,903,843)	2,546,003,884

See Notes to Financial Statements.

Prudential Jennison Utility Fund	9

Portfolio of Investments

as of May 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

PREFERRED STOCKS 0.5%

Electric Utilities 0.5%
226,100	Great Plains Energy, Inc.	$13,566,000

Oil, Gas & Consumable Fuels
160,000	Trident Resources Corp. (Canada), Series B, Private Placement, (original cost $10,000,000; purchased 7/7/06)(a)(b)(d)(h)	—

	Total preferred stocks (cost $21,305,000)	13,566,000

Principal Amount (000)
CORPORATE BOND

Oil, Gas & Consumable Fuels
CAD 10,886	Trident Resources Corp. (Canada), Sub. Unsec’d. Note, Private Placement, due 8/12/12 (Canada), (cost $10,239,468, purchased 8/20/07 - 8/31/09)(a)(b)(d)(h)	—

Units
WARRANTS

Oil, Gas & Consumable Fuels
732,600	Rentech, Inc., Private Placement, expiring 4/20/12 (original cost $0; purchased 4/23/07)(a)(b)(d)	541
879,216	Trident Resources Corp. (Canada), Private Placement, expiring 1/1/15 (original cost $0; purchased 8/20/07)(a)(b)(d)(h)	—

		541

	Total warrants (cost $0)	541

	Total long-term investments (cost $2,454,448,311)	2,559,570,425

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 14.7%

Affiliated Money Market Mutual Fund
380,771,713	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $380,771,713; includes $367,553,995 of cash collateral received for securities on loan)(e)(f)	$380,771,713

	Total Investments (g) 113.8% (cost $2,835,220,024; Note 5)	2,940,342,138
	Liabilities in excess of other assets (13.8%)	(356,918,860)

	Net Assets 100.0%	$2,583,423,278

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CAD—Canadian Dollar

(a)	Indicates a security that has been deemed illiquid.
(b)	Non-income producing security.
(c)	All or a portion of security is on loan. The aggregate market value of such securities is $357,895,099; cash collateral of $367,553,995 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a restricted security, the aggregate cost of such securities is $100,866,389. The aggregate value of $49,519,917 is approximately 1.9% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	As of May 31, 2010, 6 securities representing $49,519,917 and 1.9% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(h)	The issuer has filed for bankruptcy and has defaulted in the payment of interest on debt security. The security has been fair valued at zero. Pursuant to the Plan of Reorganization of Trident Resources Corp. (TRC), all instruments representing obligations or ownership interests of TRC were cancelled on June 30, 2010. Accordingly, all investments in TRC acquired prior to the Reorganization have been written off.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Prudential Jennison Utility Fund	11

Portfolio of Investments

as of May 31, 2010 (Unaudited) continued

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,496,484,508	$—	$49,519,376
Preferred Stock	13,566,000	—	—
Corporate Bonds	—	—	—	(a)
Warrants	—	—	541
Affiliated Money Market Mutual Fund	380,771,713	—	—

Total	$2,890,822,221	$—	$49,519,917

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stock	Corporate Bonds		Warrants
Balance as of 11/30/09	$8,177,639	$48,807,224	$—	(a)	$172,029
Realized gain (loss)	—	—	—		—
Change in unrealized appreciation (depreciation)	6,392,987	(2,807,224)	(12,573)		(171,488)
Earned amortization/accretion	—	—	12,573		—
Net purchases (sales)	34,948,750	(46,000,000)	—		—
Transfers in and/or out of Level 3	—	—	—		—

Balance as of 5/31/10	$49,519,376	$—	$—	(a)	$541

(a)	As of November 30, 2009 and May 31, 2010, the Fund held one corporate bond in the portfolio, which is fair valued at zero.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2010 was as follows:

Oil, Gas & Consumable Fuels	19.3%
Multi-Utilities	17.9
Electric Utilities	15.5
Affiliated Money Market Mutual Fund (including 14.2% of collateral received for securities on loan)	14.7
Independent Power Producers & Energy Traders	11.5
Wireless Telecommunication Services	9.0
Gas Utilities	6.9
Diversified Telecommunication Services	4.0
Media	2.7
Transportation Infrastructure	2.6
Commercial Services & Supplies	2.5
Road & Rail	2.3

See Notes to Financial Statements.

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Industry (cont’d.)
Internet Software & Services	1.2%
Air Freight & Logistics	1.1
Construction & Engineering	1.1
Real Estate Investment Trusts	0.8
Water Utilities	0.7

113.8
Liabilities in excess of other assets	(13.8)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$541	—	—

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Written Options
Equity Contracts	$111,967

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity Contracts	$(171,488)

See Notes to Financial Statements.

Prudential Jennison Utility Fund	13

Statement of Assets and Liabilities

as of May 31, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $357,895,099:
Unaffiliated Investments (cost $2,454,448,311)	$2,559,570,425
Affiliated Investments (cost $380,771,713)	380,771,713
Cash	15
Foreign currency, at value (cost $1,872,291)	1,872,290
Receivable for investments sold	10,015,211
Dividends and interest receivable	8,722,465
Foreign tax reclaim receivable	1,439,743
Receivable for Fund shares sold	798,503
Prepaid expenses	11,818

Total assets	2,963,202,183

Liabilities
Payable to broker for collateral for securities on loan	367,553,995
Payable for investments purchased	7,134,081
Payable for Fund shares reacquired	2,497,269
Management fee payable	988,788
Distribution fee payable	773,551
Accrued expenses	548,852
Affiliated transfer agent fee payable	262,527
Deferred directors’ fees	19,842

Total liabilities	379,778,905

Net Assets	$2,583,423,278

Net assets were comprised of:
Common stock, at par	$2,935,536
Paid-in capital in excess of par	2,983,167,057

2,986,102,593
Undistributed net investment income	41,312,318
Accumulated net realized loss on investment and foreign currency transactions	(548,849,285)
Net unrealized appreciation on investments and foreign currencies	104,857,652

Net assets, May 31, 2010	$2,583,423,278

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($2,300,920,128 ÷ 261,400,218 shares of common stock issued and outstanding)	$8.80
Maximum sales charge (5.50% of offering price)	.51

Maximum offering price to public	$9.31

Class B
Net asset value, offering price and redemption price per share ($102,027,600 ÷ 11,621,976 shares of common stock issued and outstanding)	$8.78

Class C
Net asset value, offering price and redemption price per share ($94,135,313 ÷ 10,727,813 shares of common stock issued and outstanding)	$8.77

Class R
Net asset value, offering price and redemption price per share ($3,820,840 ÷ 434,379 shares of common stock issued and outstanding)	$8.80

Class Z
Net asset value, offering price and redemption price per share ($82,519,397 ÷ 9,369,171 shares of common stock issued and outstanding)	$8.81

See Notes to Financial Statements.

Prudential Jennison Utility Fund	15

Statement of Operations

Six Months Ended May 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $198,650)	$48,034,446
Affiliated income from securities loaned, net	252,758
Affiliated dividend income	49,751
Interest	12,573

Total income	48,349,528

Expenses
Management fee	5,972,396
Distribution fee—Class A	3,651,236
Distribution fee—Class B	546,519
Distribution fee—Class C	513,426
Distribution fee—Class R	9,307
Transfer agent’s fee and expenses (including affiliated expense of $606,700)	1,485,000
Custodian’s fees and expenses	264,000
Reports to shareholders	108,000
Directors’ fees	47,000
Registration fees	43,000
Insurance	34,000
Legal fees and expenses	25,000
Audit fee	11,000
Miscellaneous	25,338

Total expenses	12,735,222

Net investment income	35,614,306

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	23,955,530
Foreign currency transactions	(670,288)
Written option transactions	111,967

23,397,209

Net change in unrealized appreciation (depreciation) on:
Investments	32,870,453
Foreign currencies	(296,678)

32,573,775

Net gain on investment and foreign currency transactions	55,970,984

Net Increase In Net Assets Resulting From Operations	$91,585,290

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2010	Year Ended November 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$35,614,306	$88,976,446
Net realized gain (loss) on investment and foreign currency transactions	23,397,209	(329,020,422)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	32,573,775	645,993,566

Net increase (decrease) in net assets resulting from operations	91,585,290	405,949,590

Dividends (Note 1)
Dividends from net investment income
Class A	(25,061,428)	(58,965,822)
Class B	(747,648)	(2,171,510)
Class C	(713,070)	(1,995,777)
Class R	(34,037)	(69,651)
Class Z	(1,007,260)	(2,527,314)

	(27,563,443)	(65,730,074)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	60,973,533	99,669,407
Net asset value of shares issued in reinvestment of dividends	25,730,068	59,276,749
Cost of shares reacquired	(220,335,879)	(454,761,742)

Net decrease in net assets from fund share transactions	(133,632,278)	(295,815,586)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	10,325	—

Total increase (decrease)	(69,600,106)	44,403,930

Net Assets
Beginning of period	2,653,023,384	2,608,619,454

End of period(a)	$2,583,423,278	$2,653,023,384

(a) Includes undistributed net investment income of:	$41,312,318	$33,261,455

See Notes to Financial Statements.

Prudential Jennison Utility Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company presently consists of three portfolios: Prudential Financial Services Fund, Prudential Jennison Health Sciences Fund and Prudential Jennison Utility Fund. These financial statements relate to Prudential Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

On February 16, 2010, the Company and the three portfolios within the Company were renamed. The former name of the Company was the JennisonDryden Sector Funds, Inc. and the former names of the portfolios were the Dryden Financial Services Fund, Jennison Health Sciences Fund and Jennison Utility Fund.

The Fund is non-diversified and its investment objective is to seek total return through a combination of income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity-related and investment grade debt securities of utility companies. Utility companies include electric, gas, gas pipeline, telephone, telecommunications, water, cable, airport, seaport and toll road companies. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in equity-related and investment grade debt securities of utility companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked

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prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Prudential Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal

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reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

The Fund may hold warrants acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised or sold. Warrants are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Prudential Jennison Utility Fund	21

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $250 million, .50% of the next $500 million, .45% of the next $750 million, .40% of the next $500 million, .35% of the next $2 billion, .325% of the next $2 billion and .30% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .44% for the six months ended May 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such expenses to .50% of the average daily net assets of Class R shares through March 31, 2011.

PIMS has advised the Fund that it received $489,683 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Jennison Utility Fund	23

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that for the six months ended May 31, 2010, it received $175, $103,491 and $4,204 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wells Fargo, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2010, the Fund incurred approximately $417,700 in total networking fees, of which approximately $32,800 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

Through December 31, 2009, Wells Fargo earned approximately $8,765 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2010, PIM has been compensated approximately $93,500 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series)(the “Portfolio”), a portfolio of Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio is disclosed on the Statement of Operations as affiliated dividend income.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2010, were $779,758,371 and $877,762,748, respectively.

Transactions in options written during the six months ended May 31, 2010, were as follows:

	Contracts	Premiums Received
Options outstanding at November 30, 2009	—	$—
Options written	3,850	558,250
Options closed	(1,577)	(228,665)
Options expired	(2,273)	(329,585)

Options outstanding at May 31, 2010	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$2,812,390,377	$417,529,522	$(289,577,761)	$127,951,761

The difference between book basis and tax basis is primarily attributable to investments in partnerships.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2009 of approximately $556,653,000 of which $198,115,000 expires in 2016 and $358,538,000 expires in 2017. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

The Fund has elected to treat post-October capital losses of approximately $13,603,000 incurred in the month ended November 30, 2009 as having been incurred in the next fiscal year (November 30, 2010).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May, 31, 2010, no provision for

Prudential Jennison Utility Fund	25

Notes to Financial Statements

(Unaudited) continued

income tax would be required in the Fund’s financial statements. The fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

For the six months ended May 31, 2010, the Fund received $10,325 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or the calculation of the payment.

There are 800 million shares of $.01 par value per share common stock authorized which consists of 400 million shares of Class A common stock, 300 million shares of Class B common stock, 50 million shares of Class C common stock, 25 million shares of Class R common stock and 25 million shares of Class Z common stock.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2010:
Shares sold	3,703,711	$33,827,029
Shares issued in reinvestment of dividends and distributions	2,587,071	23,582,382
Shares reacquired	(19,146,720)	(174,552,083)

Net increase (decrease) in shares outstanding before conversion	(12,855,938)	(117,142,672)
Shares issued upon conversion from Class B	455,612	4,163,960

Net increase (decrease) in shares outstanding	(12,400,326)	$(112,978,712)

Year ended November 30, 2009:
Shares sold	7,675,948	$57,716,711
Shares issued in reinvestment of dividends and distributions	7,178,392	53,572,334
Shares reacquired	(47,037,566)	(349,634,587)

Net increase (decrease) in shares outstanding before conversion	(32,183,226)	(238,345,542)
Shares issued upon conversion from Class B	3,118,148	22,840,652

Net increase (decrease) in shares outstanding	(29,065,078)	$(215,504,890)

Class B
Six months ended May 31, 2010:
Shares sold	567,320	$5,192,181
Shares issued in reinvestment of dividends and distributions	73,847	673,440
Shares reacquired	(1,326,944)	(12,046,324)

Net increase (decrease) in shares outstanding before conversion	(685,777)	(6,180,703)
Shares reacquired upon conversion into Class A	(456,860)	(4,163,960)

Net increase (decrease) in shares outstanding	(1,142,637)	$(10,344,663)

Year ended November 30, 2009:
Shares sold	1,406,926	$10,440,604
Shares issued in reinvestment of dividends and distributions	257,513	1,913,296
Shares reacquired	(3,114,028)	(23,037,838)

Net increase (decrease) in shares outstanding before conversion	(1,449,589)	(10,683,938)
Shares reacquired upon conversion into Class A	(3,123,961)	(22,840,652)

Net increase (decrease) in shares outstanding	(4,573,550)	$(33,524,590)

Class C
Six months ended May 31, 2010:
Shares sold	564,192	$5,134,247
Shares issued in reinvestment of dividends and distributions	61,532	560,948
Shares reacquired	(1,650,741)	(15,052,702)

Net increase (decrease) in shares outstanding	(1,025,017)	$(9,357,507)

Year ended November 30, 2009:
Shares sold	1,390,323	$10,599,191
Shares issued in reinvestment of dividends and distributions	195,932	1,457,856
Shares reacquired	(4,551,190)	(33,846,990)

Net increase (decrease) in shares outstanding	(2,964,935)	$(21,789,943)

Prudential Jennison Utility Fund	27

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended May 31, 2010:
Shares sold	136,790	$1,243,045
Shares issued in reinvestment of dividends and distributions	3,733	34,037
Shares reacquired	(80,819)	(729,939)

Net increase (decrease) in shares outstanding	59,704	$547,143

Year ended November 30, 2009:
Shares sold	209,086	$1,606,199
Shares issued in reinvestment of dividends and distributions	9,298	69,651
Shares reacquired	(190,442)	(1,463,352)

Net increase (decrease) in shares outstanding	27,942	$212,498

Class Z
Six months ended May 31, 2010:
Shares sold	1,704,991	$15,577,031
Shares issued in reinvestment of dividends and distributions	96,527	879,261
Shares reacquired	(1,982,647)	(17,954,831)

Net increase (decrease) in shares outstanding	(181,129)	$(1,498,539)

Year ended November 30, 2009:
Shares sold	2,532,707	$19,306,702
Shares issued in reinvestment of dividends and distributions	304,445	2,263,612
Shares reacquired	(6,320,253)	(46,778,975)

Net increase (decrease) in shares outstanding	(3,483,101)	$(25,208,661)

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2010.

28	Visit our website at www.prudentialfunds.com

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that except for the following, there were no subsequent events requiring recognition or disclosure in the financial statements.

On June 16, 2010, the Fund declared an ordinary income dividend of $0.042672 per Class A share, $0.026798 per Class B and Class C share, $0.038159 per Class R share and $0.049493 per Class Z share. The dividend paid to shareholders of record on June 17, 2010. The ex-dividend date was June 18, 2010.

Prudential Jennison Utility Fund	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$8.61

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.16

Total from investment operations	.28

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	—

Total dividends and distributions	(.09)

Capital Contributions	—	(g)

Net asset value, end of period	$8.80

Total Return(b):	3.26%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$2,301
Average net assets (000,000)	$2,441
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.89	%(e)
Expenses, excluding distribution and service (12b-1) fees	.59	%(e)
Net investment income	2.65	%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	29	%(f)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Through March 31, 2008, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not Annualized.
(g)	Less than $0.005 per share.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class A
Year Ended November 30,
2009	2008		2007		2006		2005

$7.49	$16.84		$17.31		$14.70		$11.47

.28	.19		.32		.39		.23
1.04	(6.75)		2.77		3.58		3.21

1.32	(6.56)		3.09		3.97		3.44

(.20)	(.18)		(.32)		(.39)		(.21)
—	(2.61)		(3.24)		(.97)		—

(.20)	(2.79)		(3.56)		(1.36)		(.21)

—	—		—		—		—

$8.61	$7.49		$16.84		$17.31		$14.70

18.13%	(46.58)%		22.21%		28.86%		30.20%

$2,357	$2,269		$4,754		$4,138		$3,335
$2,178	$3,920		$4,441		$3,686		$2,997

.92%	.81	%(d)	.75	%(d)	.77	%(d)	.80	%(d)
.62%	.53%		.50%		.52%		.55%
3.64%	1.55%		2.02%		2.54%		1.79%

46%	38%		50%		56%		40%

See Notes to Financial Statements.

Prudential Jennison Utility Fund	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended May 31, 2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$8.59

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.16

Total from investment operations	.25

Less Dividends and Distributions:
Dividends from net investment income	(.06)
Distributions from net realized gains	—

Total dividends and distributions	(.06)

Capital Contributions	—	(e)

Net asset value, end of period	$8.78

Total Return(b):	2.92%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$102
Average net assets (000,000)	$110
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.59	%(d)
Expenses, excluding distribution and service (12b-1) fees	.59	%(d)
Net investment income	1.95	%(d)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Less than $0.005 per share.

See Notes to Financial Statements.

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Class B
Year Ended November 30,
2009	2008	2007	2006	2005

$7.47	$16.80	$17.28	$14.67	$11.45

.23	.10	.20	.27	.14
1.04	(6.75)	2.77	3.59	3.19

1.27	(6.65)	2.97	3.86	3.33

(.15)	(.07)	(.21)	(.28)	(.11)
—	(2.61)	(3.24)	(.97)	—

(.15)	(2.68)	(3.45)	(1.25)	(.11)

—	—	—	—	—

$8.59	$7.47	$16.80	$17.28	$14.67

17.35%	(46.99)%	21.22%	27.95%	29.20%

$110	$130	$363	$340	$309
$109	$264	$351	$310	$307

1.62%	1.53%	1.50%	1.52%	1.55%
.62%	.53%	.50%	.52%	.55%
3.03%	.82%	1.26%	1.78%	1.05%

See Notes to Financial Statements.

Prudential Jennison Utility Fund	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended May 31, 2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$8.58

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.16

Total from investment operations	.25

Less Dividends and Distributions:
Dividends from net investment income	(.06)
Distributions from net realized gains	—

Total dividends and distributions	(.06)

Capital Contributions	—	(e)

Net asset value, end of period	$8.77

Total Return(b):	2.92%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$94
Average net assets (000,000)	$103
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.59	%(d)
Expenses, excluding distribution and service (12b-1) fees	.59	%(d)
Net investment income	1.94	%(d)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Less than $0.005 per share.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class C
Year Ended November 30,
2009	2008	2007	2006	2005

$7.47	$16.78	$17.27	$14.67	$11.45

.22	.10	.20	.28	.14
1.04	(6.73)	2.76	3.57	3.19

1.26	(6.63)	2.96	3.85	3.33

(.15)	(.07)	(.21)	(.28)	(.11)
—	(2.61)	(3.24)	(.97)	—

(.15)	(2.68)	(3.45)	(1.25)	(.11)

—	—	—	—	—

$8.58	$7.47	$16.78	$17.27	$14.67

17.21%	(46.92)%	21.24%	27.88%	29.20%

$101	$110	$228	$166	$86
$98	$198	$195	$116	$57

1.62%	1.53%	1.50%	1.52%	1.55%
.62%	.53%	.50%	.52%	.55%
2.98%	.83%	1.28%	1.80%	1.07%

See Notes to Financial Statements.

Prudential Jennison Utility Fund	35

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended May 31, 2010
Per Share Operating Performance(b) :
Net Asset Value, Beginning Of Period	$8.60

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17

Total from investment operations	.28

Less Dividends and Distributions:
Dividends from net investment income	(.08)
Distributions from net realized gains	—

Total dividends and distributions	(.08)

Capital Contributions	—	(g)

Net asset value, end of period	$8.80

Total Return(c):	3.28%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,821
Average net assets (000)	$3,733
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.09	%(e)
Expenses, excluding distribution and service (12b-1) fees	.59	%(e)
Net investment income	2.47	%(e)

(a)	Inception date.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Through March 31, 2011, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.
(g)	Less than $0.005 per share.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class R
Year Ended November 30,			August 22, 2006(a) through November 30, 2006
2009	2008	2007

$7.49	$16.83	$17.38	$16.06

.26	.16	.26	.09
1.04	(6.74)	2.73	1.35

1.30	(6.58)	2.99	1.44

(.19)	(.15)	(.30)	(.12)
—	(2.61)	(3.24)	—

(.19)	(2.76)	(3.54)	(.12)

—	—	—	—

$8.60	$7.49	$16.83	$17.38

17.76%	(46.66)%	21.36%	9.00%

$3,223	$2,596	$2,655	$7
$2,868	$3,377	$1,121	$1

1.12%	1.03%	1.00%	1.02	%(e)
.62%	.53%	.50%	.52	%(e)
3.37%	1.37%	1.59%	1.84	%(e)

See Notes to Financial Statements.

Prudential Jennison Utility Fund	37

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended May 31, 2010
Per Share Operating Performance(a) :
Net Asset Value, Beginning Of Period	$8.61

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18

Total from investment operations	.31

Less Dividends and Distributions:
Dividends from net investment income	(.11)
Distributions from net realized gains	—

Total dividends and distributions	(.11)

Capital Contributions	—	(e)

Net asset value, end of period	$8.81

Total Return(b):	3.52%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$83
Average net assets (000,000)	$86
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.59	%(d)
Expenses, excluding distribution and service (12b-1) fees	.59	%(d)
Net investment income	2.95	%(d)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Less than $0.005 per share.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class Z
Year Ended November 30,
2009	2008	2007	2006	2005

$7.50	$16.85	$17.32	$14.71	$11.48

.30	.23	.36	.43	.27
1.04	(6.75)	2.77	3.58	3.20

1.34	(6.52)	3.13	4.01	3.47

(.23)	(.22)	(.36)	(.43)	(.24)
—	(2.61)	(3.24)	(.97)	—

(.23)	(2.83)	(3.60)	(1.40)	(.24)

—	—	—	—	—

$8.61	$7.50	$16.85	$17.32	$14.71

18.33%	(46.38)%	22.51%	29.17%	30.50%

$82	$98	$176	$132	$75
$83	$163	$150	$98	$51

.62%	.53%	.50%	.52%	.55%
.62%	.53%	.50%	.52%	.55%
4.00%	1.84%	2.27%	2.80%	2.06%

See Notes to Financial Statements.

Prudential Jennison Utility Fund	39

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	204,357,975.423	7,705,138.009

Linda W. Bynoe	204,139,405.639	7,923,707.793

Michael S. Hyland	204,275,144.613	7,787,968.819

Douglas H. McCorkindale	204,052,476.772	8,010,636.660

Stephen P. Munn	204,292,757.064	7,770,356.368

Richard A. Redeker	204,294,824.400	7,768,289.032

Robin B. Smith	204,001,770.087	8,061,343.345

Stephen G. Stoneburn	204,248,225.650	7,814,887.782

Judy A. Rice	204,289,646.219	7,773,467.213

Scott E. Benjamin	204,344,971.879	7,718,141.553

*	Results are for all funds within the same investment company.

40	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Utility Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Utility Fund
Share Class	A	B	C	R	Z
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817

MF105E2    0183019-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this

  Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

  applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

  applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Sector Funds, Inc.

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date:	July 28, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	July 28, 2010